INVESTMENTS IN SUBSIDIARIES - Schedule of financial information of significant subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments In Subsidiaries [Line Items]
Total Assets	$ 15,253,365	$ 14,667,315
Current Assets	3,900,419	4,203,362
Non-current Assets	11,352,946	10,463,953
Total Liabilities	14,542,036	14,229,040
Current Liabilities	6,290,842	5,688,135
Non-current Liabilities	8,251,194	8,540,905
Revenue	12,833,043	11,640,541	$ 9,362,521
Net income/(loss) for the period	977,445	581,550	1,337,137
LATAM Airlines Perú S.A.
Investments In Subsidiaries [Line Items]
Total Assets	437,768	334,481
Current Assets	401,748	312,628
Non-current Assets	36,020	21,853
Total Liabilities	366,089	285,645
Current Liabilities	342,838	281,208
Non-current Liabilities	23,251	4,437
Revenue	1,723,518	1,404,061
Net income/(loss) for the period	22,861	(4,666)	(12,726)
Lan Cargo S.A.
Investments In Subsidiaries [Line Items]
Total Assets	490,550	391,430
Current Assets	169,684	122,877
Non-current Assets	320,866	268,553
Total Liabilities	263,747	189,019
Current Liabilities	184,144	157,003
Non-current Liabilities	79,603	32,016
Revenue	413,100	403,051
Net income/(loss) for the period	27,238	22,677	$ (1,230)
Línea Aérea Carguera de Colombia S.A.
Investments In Subsidiaries [Line Items]
Total Assets	208,805	166,520
Current Assets	83,783	57,240
Non-current Assets	125,022	109,280
Total Liabilities	95,915	59,640
Current Liabilities	95,684	59,344
Non-current Liabilities	231	296
Revenue	255,867	222,397
Net income/(loss) for the period	6,011	(5,331)
Transporte Aéreo S.A.
Investments In Subsidiaries [Line Items]
Total Assets	238,354	280,117
Current Assets	15,080	37,436
Non-current Assets	223,274	242,681
Total Liabilities	121,609	151,066
Current Liabilities	92,234	117,121
Non-current Liabilities	29,375	33,945
Revenue	84,885	387,515
Net income/(loss) for the period	(10,064)	24,871
Latam Airlines Ecuador S.A.
Investments In Subsidiaries [Line Items]
Total Assets	187,139	152,676
Current Assets	181,666	149,155
Non-current Assets	5,473	3,521
Total Liabilities	175,309	131,488
Current Liabilities	159,210	120,917
Non-current Liabilities	16,099	10,571
Revenue	324,601	260,426
Net income/(loss) for the period	(9,358)	1,242
Aerovías de Integración Regional S.A.
Investments In Subsidiaries [Line Items]
Total Assets	207,096	191,878
Current Assets	198,118	186,612
Non-current Assets	8,978	5,266
Total Liabilities	198,165	185,799
Current Liabilities	193,842	182,923
Non-current Liabilities	4,323	2,876
Revenue	546,752	516,410
Net income/(loss) for the period	(59,836)	(12,724)
TAM Linhas aéreas S.A.
Investments In Subsidiaries [Line Items]
Total Assets	3,633,801	4,119,149
Current Assets	2,209,393	2,417,115
Non-current Assets	1,424,408	1,702,034
Total Liabilities	2,221,024	3,024,805
Current Liabilities	1,594,689	2,061,406
Non-current Liabilities	626,335	963,399
Revenue	6,083,071	5,587,692
Net income/(loss) for the period	657,709	736,209
ABSA Aerolimhas Brasileiras S.A.
Investments In Subsidiaries [Line Items]
Total Assets	515,562	500,177
Current Assets	510,341	490,548
Non-current Assets	5,221	9,629
Total Liabilities	556,527	538,982
Current Liabilities	537,601	510,978
Non-current Liabilities	18,926	28,004
Revenue	178,502	162,580
Net income/(loss) for the period	(2,163)	28
Transportes Aéreos del Mercosur S.A.
Investments In Subsidiaries [Line Items]
Total Assets	50,132	49,713
Current Assets	47,469	46,976
Non-current Assets	2,663	2,737
Total Liabilities	28,225	26,772
Current Liabilities	26,314	24,833
Non-current Liabilities	1,911	1,939
Revenue	57,120	50,990
Net income/(loss) for the period	$ 6,395	$ 6,060